Average Annual Total Returns{- Fidelity® Massachusetts Municipal Money Market Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.38%	0.61%	0.31%